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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2015 through December 31, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                                Pioneer AMT-Free
                                Municipal Fund

--------------------------------------------------------------------------------
                                Annual Report | December 31, 2015
--------------------------------------------------------------------------------

                                Ticker Symbols:

                                Class A PBMFX
                                Class C MNBCX
                                Class Y PBYMX

                                [LOGO] PIONEER
                                       Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               13

Schedule of Investments                                                       15

Financial Statements                                                          28

Notes to Financial Statements                                                 35

Report of Independent Registered Public Accounting Firm                       43

Approval of Investment Advisory Agreement                                     45

Trustees, Officers and Service Providers                                      50

                    Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 1

President's Letter

Dear Shareowner,

Over the past several years, many investors experienced positive returns across most major asset classes. However, 2015 was a tale of two markets, with favorable market conditions in the first half of the year, followed by an abrupt slowdown and increased volatility beginning in August. The global markets were challenged by significant economic cross-currents in different geographic regions and industrial sectors. While the U.S. economy gradually improved, growth slowed in China. Emerging markets struggled following a decline in commodity prices, especially oil. While lower energy prices are good for the consumer, there were ripple effects throughout the global economy.

Against this backdrop, the Standard & Poor's 500 Index rose by just 1.4% in 2015, international equity markets were essentially flat, and emerging market equities fell sharply. Across U.S. fixed-income sectors, U.S. government and investment-grade corporate bonds were fairly flat for the year, while high-yield bonds, as measured by the Bank of America Merrill Lynch Master II High Yield Index, posted a -4.9% total return.

Entering 2016, we see the U.S. economy growing modestly, against an overall global economic backdrop that remains fragile and points towards structurally lower growth. As always in a Presidential election year, political rhetoric has the potential to impact U.S. sectors such as health care in 2016. Economies around the world in both developed and emerging markets are experiencing deep structural change. Geopolitical instability on many fronts, the rising risk of policy mistakes, and market liquidity issues all increase the possibility of sharp swings in asset values. In this environment, financial markets remain vulnerable to unusual levels of volatility. While divergences among regions and industries is an important theme, we are generally optimistic about the outlook for the U.S. economy, which we expect will see continued, positive growth led by a strengthened consumer.

Throughout Pioneer's history, we have believed in the importance of active management. In periods of market volatility, we believe that the value of active management is even more compelling. Our experienced and tenured investment teams focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. Our ongoing goal is to produce compelling returns consistent with the stated objectives of our investment products, and with our shareowners' expectations. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

2 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
December 31, 2015

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                    Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 3

Portfolio Management Discussion | 12/31/15

In the following interview, David Eurkus, lead portfolio manager of Pioneer AMT-Free Municipal Fund, discusses the investment environment for municipal bonds during the 12-month period ended December 31, 2015, the Fund's investment strategies, its performance during the period, and his outlook for the municipal bond market. Mr. Eurkus, Director of Municipals, a senior vice president and a portfolio manager at Pioneer, manages the Fund along with Jonathan Chirunga, a vice president and a portfolio manager at Pioneer.

Q How did the Fund perform during the 12-month period ended December 31, 2015?

A For its most recent fiscal year ended December 31, 2015, Pioneer AMT-Free Municipal Fund's Class A shares returned 4.51% at net asset value, while the Fund's benchmark, the Barclays Municipal Bond Index (the Barclays Index), returned 3.30%. During the same period, the average return of the 259 mutual funds in Lipper's General & Insured Municipal Debt Funds Category was 2.98%, and the average return of the 197 mutual funds in Morningstar's Municipal National Long Funds Category was 3.07%.

Q How would you describe the investment environment for municipal bonds during the 12-month period ended December 31, 2015?

A Following declines in longer-term interest rates at the end of January and into early February 2015, rates began to rise modestly in the first quarter of the Fund's fiscal year, based on comments from the U.S. Federal Reserve (the Fed) that it might soon begin raising the Federal funds rate. Significant reductions in domestic unemployment rates, somewhat higher inflation expectations, and a rebound in the price of oil then began to nudge longer-term interest rates higher. Globally, in response to the European Central Bank's quantitative easing program, yields for European sovereign bonds with maturities up to 10 years turned negative. In the second quarter of the year (April through June), European yields reversed and spiked upward in response to the debt crisis in Greece, while U.S. Treasury yields also rose sharply. Earlier in 2015, with demand significantly outstripping supply, municipalities began to refinance their bonds at a rapid pace, thus flooding the market with supply. The surge in the supply of municipal bonds weighed on the market for much of the second quarter until municipal refinancings slowed in May and June in response to the global rise in interest rates.

4 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

     By July, the longer-term rally in the municipal market resumed, and towards the end of the Fund's fiscal year, municipal supply had declined dramatically amid strong demand for tax-free bonds. The resumption of the municipal rally occurred amid a slowing global economy, uncertainty regarding the Fed's moves going forward, and the fact that other global central banks were easing monetary policies while the Fed declared its desire to tighten policy further following its much-awaited December 2015 rate hike.

     Despite an up-and-down market environment over the past year, tax-exempt issues still registered the best returns within the fixed-income market on a tax-adjusted basis for the 12-month period ended December 31, 2015.

Q What were your principal investment strategies in managing the Fund's portfolio during the 12-month period ended December 31, 2015?

A Our principal investment strategy for the portfolio is to purchase and hold discounted long-term municipal bonds, as these investments offer the highest potential yields in the tax-exempt marketplace. We believe that, over the long term, our strategy can enable the Fund to outperform its benchmark and its municipal fund peers. We also have continued to focus the Fund's investments in sectors that are vital to communities nationwide. The sectors include health care/hospitals, transportation, public and private education, and power/energy.

     During the 12-month period, we maintained our emphasis on overall portfolio quality. As of December 31, 2015, 71% of the Fund's investments were in bonds rated "A" or higher by Moody's, including nearly 22% in the "AAA" category. In addition, the Fund is broadly diversified* among a wide range of municipal bond sectors.

Q What were the most significant contributors to and detractors from the Fund's benchmark-relative performance during the 12-month period ended December 31, 2015?

A Over the 12-month period, the Fund's investments in tobacco bonds in California (Golden State Tobacco Securitization Corp.), education bonds in Massachusetts (Massachusetts State Health & Educational Facilities Authority), and various transportation bonds in Texas were among the most significant contributors to the Fund's relative returns.

     Marginally detracting from the Fund's benchmark-relative performance during the period were hospital bonds issued by Lake County, Ohio, and State of Indiana finance/environmental bonds.

*    Diversification does not assure a profit nor protect against loss.

                    Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 5

Q Did the Fund's level of distribution income to shareholders change at all during the 12-month period ended December 31, 2015?

A No, the Fund's distribution levels to shareholders remained stable during the 12-month period. Future distributions are, of course, subject to changes in interest rates, which could have a positive or negative effect on the Fund's income.

Q Did you invest the Fund in any derivative securities during the 12-month period ended December 31, 2015? If so, did the positions have an effect on the Fund's performance?

A    No. We did not invest the Fund in any derivatives during the period.

Q    What is your outlook?

A We are encouraged by the recent reduction in supply and increase in demand within the municipal bond market, as well as by recent yield declines, and we look forward to a relatively stable and positive environment for tax-exempt issues. With the global economy stalled, we do not foresee significant increases in longer-term interest rates in the near future.

     Municipal bonds continue to appear very attractive on a tax-adjusted basis versus their taxable counterparts, and we have witnessed more and more investors domestically - and globally - investing in tax-exempt issues. Conversely, we continue to have concerns about the effects on certain tax-exempt bond issuers from their unfunded pension liabilities, such as the State of Illinois, the City of Chicago, and the City of Detroit, and regarding the deteriorating debt situation in the Commonwealth of Puerto Rico. (The Fund's portfolio has no holdings in any of those troubled credits.)

     After a year of positive performance, and though we are optimistic concerning the overall investment environment for municipal bonds, we have reduced the Fund's duration slightly as a measure of caution in a rate environment that could be volatile in the short term. (Duration is a measure of the sensitivity of the price - the value of principal - of a fixed-income investment to a change in interest rates, expressed as a number of years.) We will continue to hold select, long-term tax-exempt bonds in the Fund's portfolio, bonds that we believe have the strongest opportunity to perform well over time. We will also continue to monitor closely the Fund's holdings to help ensure their integrity and quality as well as the timely payment of principal and interest on the investments. The Fund remains broadly diversified, and the vast majority of the portfolio's holdings are in bonds with dedicated revenue streams, which we also continue to monitor closely.

     We believe that Pioneer AMT-Free Municipal Fund continues to be a suitable vehicle for appropriate, long-term investors seeking high income that is free from Federal income taxes.

6 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Please refer to the Schedule of Investments on pages 15-27 for a full listing of Fund securities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The value of municipal securities can be adversely affected by changes in financial condition of municipal issuers, lower revenues, and regulatory and political developments.

A portion of income may be subject to local, state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                    Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 7

Portfolio Summary | 12/31/15

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

General Obligation                                                         19.1%
Education                                                                  16.6%
Health                                                                     13.2%
Insured                                                                    10.2%
Special Revenues                                                           10.1%
Transportation                                                              7.4%
Reserves                                                                    4.9%
Pollution Control Revenue                                                   4.6%
Escrowed                                                                    4.2%
Water & Sewer                                                               3.4%
Power                                                                       2.9%
Various Revenues                                                            2.3%
Housing                                                                     1.1%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

 1.   BlackRock Liquidity Funds MuniFund Portfolio                         2.97%
--------------------------------------------------------------------------------
 2.   Massachusetts Health & Educational Facilities Authority,
      Massachusetts Institute of Technology-Series K, 5.5%, 7/1/32         1.65
--------------------------------------------------------------------------------
 3.   Dallas Area Rapid Transit, 5.0%, 12/1/33                             1.40
--------------------------------------------------------------------------------
 4.   Golden State Tobacco Securitization Corp., 5.125%, 6/1/47            1.29
--------------------------------------------------------------------------------
 5.   Texas Private Activity Bond Surface Transportation Corp.,
      Sr Lien-LBJ Infrastructure, 7.0%, 6/30/40                            1.25
--------------------------------------------------------------------------------
 6.   State of Washington, 5.0%, 7/1/30                                    1.24
--------------------------------------------------------------------------------
 7.   State of Maryland, 5.0%, 3/1/21                                      1.17
--------------------------------------------------------------------------------
 8.   Forsyth County Water & Sewerage Authority, 5.0%, 4/1/41              1.17
--------------------------------------------------------------------------------
 9.   Massachusetts Development Finance Agency, Partners Healthcare
      Systems, 5.0%, 7/1/31                                                1.16
--------------------------------------------------------------------------------
10.   Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47            1.16
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Prices and Distributions | 12/31/15

Net Asset Value per Share
--------------------------------------------------------------------------------
         Class                       12/31/15                       12/31/14
--------------------------------------------------------------------------------
           A                          $14.60                         $14.49
--------------------------------------------------------------------------------
           C                          $14.48                         $14.37
--------------------------------------------------------------------------------
           Y                          $14.56                         $14.44
--------------------------------------------------------------------------------

Distributions per Share: 1/1/15 - 12/31/15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Short-Term           Long-Term
         Class         Dividends         Capital Gains       Capital Gains
--------------------------------------------------------------------------------
           A            $0.5280             $   --              $    --
--------------------------------------------------------------------------------
           C            $0.4168             $   --              $    --
--------------------------------------------------------------------------------
           Y            $0.5654             $   --              $    --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Barclays Municipal Bond Index is an unmanaged, broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts shown on pages 10-12.

                    Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 9

Performance Update | 12/31/15                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer AMT-Free Municipal Fund at public offering price during the periods shown, compared to that of the Barclays Municipal Bond Index.

Average Annual Total Returns
(As of December 31, 2015)
--------------------------------------------------------------------------------
                  Net            Public
                  Asset          Offering          Barclays
                  Value          Price             Municipal
Period            (NAV)          (POP)             Bond Index
--------------------------------------------------------------------------------
10 Years          5.01%           4.53%            4.72%
5 Years           7.23            6.25             5.35
1 Year            4.51           -0.18             3.30
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
              Gross      Net
--------------------------------------------------------------------------------
              0.85%     0.82%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer AMT-Free            Barclays Municipal
                 Municipal Fund              Bond Index
12/05            $ 9,550                     $10,000
12/06            $10,044                     $10,484
12/07            $10,184                     $10,837
12/08            $ 8,672                     $10,568
12/09            $10,754                     $11,933
12/10            $10,985                     $12,217
12/11            $12,274                     $13,524
12/12            $13,854                     $14,441
12/13            $13,116                     $14,072
12/14            $14,901                     $15,346
12/15            $15,572                     $15,853

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2016, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Performance Update | 12/31/15                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer AMT-Free Municipal Fund during the periods shown, compared to that of the Barclays Municipal Bond Index.

Average Annual Total Returns
(As of December 31, 2015)
--------------------------------------------------------------------------------
                                                   Barclays
                  If             If                Municipal
Period            Held           Redeemed          Bond Index
--------------------------------------------------------------------------------
10 Years          4.20%          4.20%             4.72%
5 Years           6.41           6.41              5.35
1 Year            3.74           3.74              3.30
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
                Gross
--------------------------------------------------------------------------------
                1.60%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer AMT-Free            Barclays Municipal
                 Municipal Fund              Bond Index
12/05            $10,000                     $10,000
12/06            $10,452                     $10,484
12/07            $10,522                     $10,837
12/08            $ 8,884                     $10,568
12/09            $10,922                     $11,933
12/10            $11,060                     $12,217
12/11            $12,258                     $13,524
12/12            $13,733                     $14,441
12/13            $12,902                     $14,072
12/14            $14,547                     $15,346
12/15            $15,091                     $15,853

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 11

Performance Update | 12/31/15                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer AMT-Free Municipal Fund during the periods shown, compared to that of the Barclays Municipal Bond Index.

Average Annual Total Returns
(As of December 31, 2015)
--------------------------------------------------------------------------------
                    Net
                    Asset            Barclays
                    Value            Municipal
Period              (NAV)            Bond Index
--------------------------------------------------------------------------------
10 Years            5.26%            4.72%
5 Years             7.51             5.35
1 Year              4.86             3.30
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
               Gross            Net
--------------------------------------------------------------------------------
               0.65%            0.55%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                 Pioneer AMT-Free             Barclays Municipal
                 Municipal Fund               Bond Index
12/05            $5,000,000                   $5,000,000
12/06            $5,262,017                   $5,242,148
12/07            $5,350,027                   $5,418,269
12/08            $4,570,870                   $5,284,204
12/09            $5,677,895                   $5,966,583
12/10            $5,810,689                   $6,108,542
12/11            $6,510,755                   $6,762,141
12/12            $7,364,667                   $7,220,602
12/13            $6,989,256                   $7,036,228
12/14            $7,958,188                   $7,673,033
12/15            $8,345,099                   $7,926,377

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares on November 10, 2006, reflects the NAV performance of Pioneer AMT-Free Municipal Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance of Class Y shares for periods prior to the inception of Class Y shares on November 10, 2006, would have been higher than that shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2016, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on actual returns from July 1, 2015 through December 31, 2015.

--------------------------------------------------------------------------------
Share Class                              A                C                Y
--------------------------------------------------------------------------------
Beginning Account                    $1,000.00        $1,000.00        $1,000.00
Value on 7/1/15
--------------------------------------------------------------------------------
Ending Account                       $1,045.73        $1,041.98        $1,050.07
Value on 12/31/15
--------------------------------------------------------------------------------
Expenses Paid                        $    4.23        $    8.03        $    2.84
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.82%, 1.56% and 0.55%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half period).

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2015 through December 31, 2015.

--------------------------------------------------------------------------------
Share Class                              A                C                Y
--------------------------------------------------------------------------------
Beginning Account                    $1,000.00        $1,000.00        $1,000.00
Value on 7/1/15
--------------------------------------------------------------------------------
Ending Account                       $1,021.07        $1,017.34        $1,022.43
Value on 12/31/15
--------------------------------------------------------------------------------
Expenses Paid                        $    4.18        $    7.93        $    2.80
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.82%, 1.56% and 0.55%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half period).

14 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Schedule of Investments | 12/31/15

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     MUNICIPAL BONDS -- 94.1% (e)
                                     Arizona -- 2.2%
          5,145,000                  Arizona Health Facilities Authority, Banner Health-
                                     Series D, 5.5%, 1/1/38                                     $     5,505,767
         10,000,000                  City of Mesa Arizona, 3.25%, 7/1/29                             10,250,200
          5,000,000                  City of Phoenix Arizona, 4.0%, 7/1/21 (f)                        5,684,550
          1,000,000                  Maricopa County Pollution Control Corp.,
                                     Southern California Education Co-A, 5.0%, 6/1/35                 1,119,050
             19,000                  The Industrial Development Authority of the
                                     County of Pima, Ariz Charter Schools Project-
                                     Series C, 6.75%, 7/1/31                                             19,126
            500,000                  The Industrial Development Authority of the
                                     County of Pima, Paradise Education Center Project,
                                     6.1%, 6/1/45                                                       517,690
                                                                                                ---------------
                                                                                                $    23,096,383
---------------------------------------------------------------------------------------------------------------
                                     California -- 9.3%
         10,000,000                  Alameda Corridor Transportation Authority,
                                     10/1/31 (c) (NATL Insured)                                 $     5,544,400
          2,260,000                  Anaheim Public Financing Authority, 9/1/22 (c)
                                     (AGM Insured)                                                    1,931,057
         12,595,000                  Anaheim Public Financing Authority, 9/1/36 (c)
                                     (AGM Insured)                                                    5,634,877
         20,000,000                  California County Tobacco Securitization Agency,
                                     Capital Appreciation, Stanislaus-Sub A, 6/1/46 (c)               2,309,200
          3,235,000                  California County Tobacco Securitization Agency,
                                     Capital Appreciation-Asset-Backed-Gold Country,
                                     6/1/33 (c)                                                       1,073,502
          6,400,000                  California Educational Facilities Authority,
                                     Stanford University, Series U6, 5.0%, 5/1/45                     8,610,816
          2,345,000                  California Municipal Finance Authority,
                                     5.25%, 2/1/37                                                    2,412,935
          1,655,000                  California Municipal Finance Authority,
                                     5.25%, 2/1/37 (Pre-Refunded)                                     1,736,972
          4,875,000                  California Statewide Communities Development
                                     Authority, CHF Irvine LLC-UCI East, 5.0%, 5/15/30                4,948,076
          4,000,000                  California Statewide Communities Development
                                     Authority, Insured-Enloe Medical Center,
                                     5.75%, 8/15/38 (CAMTG INS Insured)                               4,494,400
         10,000,000                  California Statewide Communities Development
                                     Authority, Insured-St Joseph-B, 5.75%, 7/1/47
                                     (FGIC Insured)                                                  11,015,700
          5,000,000                  City of San Francisco California Public Utilities
                                     Commission Water Revenue, 4.0%, 11/1/33                          5,442,500
          7,000,000                  City of San Francisco California Public Utilities
                                     Commission Water Revenue, 4.0%, 11/1/34                          7,571,830
            270,000                  Franklin-Mckinley School District, 6.0%, 7/1/16 (f)
                                     (AGM Insured)                                                      277,530
          2,100,000                  Fresno Joint Powers Financing Authority, Exhibit Hall
                                     Expansion Project, 4.75%, 9/1/28 (AMBAC Insured)                 2,100,231

The accompanying notes are an integral part of these financial statements.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 15

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     California -- (continued)
         15,000,000                  Golden State Tobacco Securitization Corp.,
                                     5.125%, 6/1/47                                             $    13,007,700
          3,000,000                  Long Beach Bond Finance Authority,
                                     5.5%, 11/15/37                                                   3,717,030
          2,180,000                  Pomona Unified School District, 6.55%, 8/1/29 (f)
                                     (NATL Insured)                                                   2,895,563
          3,000,000                  Rialto Redevelopment Agency, 6.25%, 9/1/37                       3,314,820
          1,500,000                  San Jose Evergreen Community College District,
                                     5.0%, 8/1/41 (f)                                                 1,738,800
          1,500,000                  Santa Cruz County Redevelopment Agency,
                                     6.625%, 9/1/29                                                   1,749,255
          1,405,000                  Santa Maria Joint Union High School District,
                                     Capital Appreciation Election 2004, 8/1/27 (c) (f)
                                     (NATL Insured)                                                     962,397
          3,750,000                  Tobacco Securitization Authority of Southern
                                     California, 5.0%, 6/1/37                                         3,490,612
          1,125,000                  Tobacco Securitization Authority of Southern
                                     California, 5.125%, 6/1/46                                       1,021,928
                                                                                                ---------------
                                                                                                $    97,002,131
---------------------------------------------------------------------------------------------------------------
                                     Colorado -- 1.0%
          2,750,000                  Colorado Health Facilities Authority, Adventist
                                     Health/Sunbelt-D, 5.25%, 11/15/35                          $     2,862,365
          2,500,000                  Regional Transportation District, Denver
                                     Transportation Partners, 6.0%, 1/15/26                           2,827,450
          1,250,000                  Regional Transportation District, Denver
                                     Transportation Partners, 6.0%, 1/15/34                           1,411,400
          1,000,000                  Regional Transportation District, Denver
                                     Transportation Partners, 6.0%, 1/15/41                           1,125,140
          2,000,000                  Regional Transportation District, Denver
                                     Transportation Partners, 6.5%, 1/15/30                           2,321,660
                                                                                                ---------------
                                                                                                $    10,548,015
---------------------------------------------------------------------------------------------------------------
                                     Connecticut -- 0.8%
          5,000,000                  State of Connecticut, 4.0%, 9/1/30 (f)                     $     5,430,650
          3,000,000                  The Metropolitan District, 3.0%, 3/1/29 (f)                      3,066,990
                                                                                                ---------------
                                                                                                $     8,497,640
---------------------------------------------------------------------------------------------------------------
                                     Delaware -- 0.5%
          5,000,000                  Delaware State Economic Development Authority,
                                     Exempt Facility-Indian River Power,
                                     5.375%, 10/1/45                                            $     5,169,950
---------------------------------------------------------------------------------------------------------------
                                     District of Columbia -- 1.7%
         10,000,000                  District of Columbia Tobacco Settlement
                                     Financing Corp., 6.75%, 5/15/40                            $    10,001,900
          7,950,000                  District of Columbia, Deed Tax-Housing Production
                                     Funding-Series A, 4.25%, 6/1/37 (NATL Insured)                   8,036,973
                                                                                                ---------------
                                                                                                $    18,038,873
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     Florida -- 3.7%
            445,000                  County of Madison Florida, First Mortgage-Twin
                                     Oaks Project-Series A, 6.0%, 7/1/25                        $       292,588
          5,000,000                  County of Miami-Dade Florida Aviation Revenue,
                                     5.5%, 10/1/41                                                    5,616,500
          3,000,000                  Escambia County Health Facilities Authority,
                                     Baptist hospital Inc., Project-A, 6.0%, 8/15/36                  3,413,400
          1,390,000                  Florida Development Finance Corp., Renaissance
                                     Charter school-A, 6.0%, 9/15/30                                  1,458,805
          5,000,000                  Florida's Turnpike Enterprise, Dept Transportation-
                                     Series A, 4.0%, 7/1/30                                           5,464,900
          3,400,000                  St. Johns County Industrial Development Authority,
                                     Presbyterian Retirement-Series A, 6.0%, 8/1/45                   3,804,294
         10,000,000                  State of Florida, 3.0%, 6/1/29 (f)                              10,225,700
          8,000,000                  State of Florida, 3.0%, 6/1/30 (f)                               8,122,640
                                                                                                ---------------
                                                                                                $    38,398,827
---------------------------------------------------------------------------------------------------------------
                                     Georgia -- 2.8%
          5,750,000                  Burke County Development Authority, Oglethorpe
                                     Power Corp Vogtle-E, 7.0%, 1/1/23                          $     6,368,412
         10,000,000                  Forsyth County Water & Sewerage Authority,
                                     5.0%, 4/1/41                                                    11,772,600
          2,000,000           2.00   Monroe County Development Authority, GA Power Co.
                                     Plant-Scherer, Floating Rate Note, 7/1/25                        2,021,900
          2,750,000                  Private Colleges & Universities Authority, Emory
                                     University-Series A, 5.0%, 10/1/43                               3,170,832
          5,000,000                  State of Georgia, 4.0%, 10/1/22 (f)                              5,793,400
                                                                                                ---------------
                                                                                                $    29,127,144
---------------------------------------------------------------------------------------------------------------
                                     Illinois -- 2.6%
          1,000,000                  Illinois Finance Authority, American Water
                                     Capital Corp. Project, 5.25%, 5/1/40                       $     1,068,500
          5,000,000                  Illinois Finance Authority, Centegra Health System,
                                     Series A, 5.0%, 9/1/42                                           5,427,750
            650,000                  Illinois Finance Authority, Christian Homes, Inc.,
                                     6.125%, 5/15/27                                                    651,008
          5,000,000                  Illinois Finance Authority, Roosevelt University
                                     Project, 6.5%, 4/1/39                                            5,463,650
          4,000,000                  Illinois Finance Authority, Silver Cross Hospital &
                                     Medical Centers, 5.5%, 8/15/30                                   4,241,920
          5,000,000                  Metropolitan Pier & Exposition Authority, McCormick
                                     Pl Convention, 7.0%, 7/1/26 (Pre-Refunded)                       6,605,300
          3,000,000                  Railsplitter Tobacco Settlement Authority,
                                     6.0%, 6/1/28                                                     3,578,940
                                                                                                ---------------
                                                                                                $    27,037,068
---------------------------------------------------------------------------------------------------------------
                                     Indiana -- 1.7%
          2,000,000                  Indiana Bond Bank, Special Project-Hendricks
                                     Regional Health-A, 5.5%, 2/1/29 (MORAL
                                     OBLIG Insured)                                             $     2,205,220

The accompanying notes are an integral part of these financial statements.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 17

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     Indiana -- (continued)
          5,000,000                  Indiana Health & Educational Facilities Financing
                                     Authority, Clarian Health Obligation-Series A,
                                     4.75%, 2/15/34                                             $     5,026,700
          7,000,000                  Indiana Health & Educational Facilities Financing
                                     Authority, Clarian Health Obligation-Series A,
                                     5.0%, 2/15/39                                                    7,039,550
          3,000,000                  Indiana University, 4.0%, 6/1/42                                 3,168,720
            310,000                  Indianapolis Local Public Improvement Bond
                                     Bank, 6.0%, 1/10/20                                                334,577
                                                                                                ---------------
                                                                                                $    17,774,767
---------------------------------------------------------------------------------------------------------------
                                     Louisiana -- 1.8%
          6,000,000                  Jefferson Parish Hospital Service District No. 2,
                                     East Jefferson General Hospital, 6.375%, 7/1/41            $     6,843,060
            245,000                  Louisiana Local Government Environmental Facilities
                                     & Community Development Authority, Capital
                                     Projects & Equipment Acquisition, 5.25%,
                                     12/1/18 (AMBAC Insured)                                            252,602
          7,250,000                  Louisiana Public Facilities Authority, 5.5%, 5/15/47             7,577,772
          2,750,000                  Louisiana Public Facilities Authority, 5.5%, 5/15/47
                                     (Pre-Refunded)                                                   2,928,118
            400,000                  Louisiana State Citizens Property Insurance Corp.,
                                     5.0%, 6/1/24                                                       464,748
            500,000                  Louisiana State Citizens Property Insurance Corp.,
                                     5.0%, 6/1/24 (AGM Insured)                                         587,650
                                                                                                ---------------
                                                                                                $    18,653,950
---------------------------------------------------------------------------------------------------------------
                                     Maine -- 1.2%
          4,500,000                  Maine Health & Higher Educational Facilities
                                     Authority, Maine General Medical Center,
                                     6.75%, 7/1/36                                              $     5,112,675
          3,040,000                  Maine Health & Higher Educational Facilities
                                     Authority, Maine General Medical Center,
                                     6.95%, 7/1/41                                                    3,481,438
          2,745,000                  University of Maine, 5.0%, 3/1/25 (AGM Insured)                  3,372,205
                                                                                                ---------------
                                                                                                $    11,966,318
---------------------------------------------------------------------------------------------------------------
                                     Maryland -- 4.2%
          3,000,000                  County of Frederick Maryland, Mount St Mary
                                     University, 5.625%, 9/1/38                                 $     3,013,290
            400,000                  Maryland Economic Development Corp., 5.0%,
                                     Senior Lien-Chesapeake Bay -- Series A, 12/1/16 (d)                227,912
            900,000                  Maryland Economic Development Corp., 5.0%,
                                     Senior Lien-Chesapeake Bay -- Series B, 12/1/16 (d)                512,802
          2,000,000                  Maryland Economic Development Corp.,
                                     Potomac, 6.2%, 9/1/22                                            2,288,540
          6,250,000                  Maryland Health & Higher Educational Facilities
                                     Authority, Ascension Health-Series B,
                                     5.0%, 11/15/51                                                   6,928,875
          6,350,000                  State of Maryland, 3.0%, 3/1/30 (f)                              6,517,132

The accompanying notes are an integral part of these financial statements.

18 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     Maryland -- (continued)
          3,500,000                  State of Maryland, 4.5%, 8/1/19 (f)                        $     3,919,335
         10,000,000                  State of Maryland, 5.0%, 3/1/21 (f)                             11,841,400
          3,880,000                  Washington Suburban Sanitary Commission,
                                     4.0%, 6/1/43 (f)                                                 4,122,073
          3,735,000                  Washington Suburban Sanitary Commission,
                                     4.0%, 6/1/44 (f)                                                 3,965,188
                                                                                                ---------------
                                                                                                $    43,336,547
---------------------------------------------------------------------------------------------------------------
                                     Massachusetts -- 16.0%
          5,075,000                  City of Cambridge Massachusetts, 3.0%, 2/15/35 (f)         $     5,100,730
          6,400,000           0.77   Commonwealth of Massachusetts, Floating Rate
                                     Note, 11/1/25 (f)                                                6,202,560
          1,300,000                  Concord & Carlisle Regional School District
                                     Massachusetts, 3.0%, 3/15/29 (f)                                 1,336,010
          1,300,000                  Concord & Carlisle Regional School District
                                     Massachusetts, 3.0%, 3/15/31 (f)                                 1,315,977
          1,300,000                  Concord & Carlisle Regional School District
                                     Massachusetts, 3.0%, 3/15/32 (f)                                 1,312,077
          1,300,000                  Concord & Carlisle Regional School District
                                     Massachusetts, 3.0%, 3/15/33 (f)                                 1,308,606
          5,000,000                  Massachusetts Department of Transportation,
                                     1/1/28 (c) (NATL Insured)                                        3,662,950
          4,000,000                  Massachusetts Development Finance Agency,
                                     5.0%, Boston University-Series X, 10/1/48                        4,509,920
          1,275,000                  Massachusetts Development Finance Agency,
                                     Adventcare Project-Series A, 6.25%, 10/15/17                     1,336,672
          1,000,000                  Massachusetts Development Finance Agency,
                                     Babson College, 5.0%, 10/1/21                                    1,174,330
          1,000,000                  Massachusetts Development Finance Agency,
                                     Babson College, 5.0%, 10/1/22                                    1,162,600
          1,000,000                  Massachusetts Development Finance Agency,
                                     Berkshire Health System-Series G, 5.0%, 10/1/30                  1,106,530
          1,980,000                  Massachusetts Development Finance Agency,
                                     Broad Institute -Series A, 5.375%, 4/1/41                        2,272,050
            500,000                  Massachusetts Development Finance Agency,
                                     Evergreen Center, Inc., 5.5%, 1/1/35                               500,435
          1,000,000                  Massachusetts Development Finance Agency,
                                     Foxborough Regional Charter School-A,
                                     7.0%, 7/1/42                                                     1,129,460
          4,000,000                  Massachusetts Development Finance Agency,
                                     Lowell General Hospital-Series G, 5.0%, 7/1/44                   4,283,760
            400,000                  Massachusetts Development Finance Agency,
                                     Milford Regional Medical Center-Series F,
                                     5.625%, 7/15/36                                                    441,936
            500,000                  Massachusetts Development Finance Agency,
                                     Milford Regional Medical Center-Series F,
                                     5.75%, 7/15/43                                                     553,710
          2,000,000                  Massachusetts Development Finance Agency,
                                     Northeastern University, 4.0%, 10/1/35                           2,079,100

The accompanying notes are an integral part of these financial statements.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 19

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     Massachusetts -- (continued)
            450,000                  Massachusetts Development Finance Agency,
                                     Northeastern University-Series A, 5.0%, 3/1/39             $       509,864
          2,700,000                  Massachusetts Development Finance Agency,
                                     Partners Healthcare Systems, 4.0%, 7/1/45                        2,803,869
          9,930,000                  Massachusetts Development Finance Agency,
                                     Partners Healthcare Systems, 5.0%, 7/1/31                       11,727,727
          1,000,000                  Massachusetts Development Finance Agency,
                                     Tufts Medical Center-Series I, 6.75%, 1/1/36                     1,175,960
          1,000,000                  Massachusetts Development Finance Agency,
                                     Tufts University, 4.0%, 8/15/38                                  1,046,350
          1,000,000                  Massachusetts Development Finance Agency,
                                     UMass Memorial-Series H, 5.125%, 7/1/26                          1,108,090
          6,185,000                  Massachusetts Development Finance Agency,
                                     WGBH Educational Foundation-Series A, 5.75%,
                                     1/1/42 (AMBAC Insured)                                           7,858,599
          1,680,000                  Massachusetts Development Finance Agency,
                                     Wheelock College-Series C, 5.25%, 10/1/29                        1,779,809
          3,320,000                  Massachusetts Development Finance Agency,
                                     Wheelock College-Series C, 5.25%, 10/1/37                        3,511,763
          1,585,000                  Massachusetts Development Finance Agency,
                                     Whitehead Inst Biomedical Research,
                                     5.0%, 6/1/25                                                     1,842,832
          4,200,000                  Massachusetts Development Finance Agency,
                                     Williams College-Series P, 5.0%, 7/1/43                          4,799,802
          2,500,000                  Massachusetts Development Finance Agency,
                                     Worcester Polytechnic Institute, 4.0%, 9/1/49                    2,562,825
          1,250,000                  Massachusetts Development Finance Agency,
                                     Worcester Polytechnic Institute, 5.0%, 9/1/50                    1,395,988
          3,220,000                  Massachusetts Health & Educational Facilities
                                     Authority, Boston Medical Center, 5.25%, 7/1/38                  3,378,166
            395,000                  Massachusetts Health & Educational Facilities
                                     Authority, Boston Medical Center, 5.25%, 7/1/38
                                     (Pre-Refunded)                                                     436,657
          3,400,000                  Massachusetts Health & Educational Facilities
                                     Authority, Harvard University-Series A,
                                     5.5%, 11/15/36                                                   3,837,546
          2,335,000                  Massachusetts Health & Educational Facilities
                                     Authority, Mass Eye & Ear Infirmary -- Series C,
                                     5.375%, 7/1/35                                                   2,600,093
         12,000,000                  Massachusetts Health & Educational Facilities
                                     Authority, Massachusetts Institute of Technology-
                                     Series K, 5.5%, 7/1/32                                          16,654,800
          1,000,000                  Massachusetts Health & Educational Facilities
                                     Authority, Massachusetts Institute of Technology-
                                     Series O, 5.5%, 7/1/36 (Pre-Refunded)                            1,112,940
          2,000,000                  Massachusetts Health & Educational Facilities
                                     Authority, Northeastern University-Series T-2,
                                     4.125%, 10/1/37                                                  2,081,820
          1,000,000                  Massachusetts Port Authority, 5.0%, 7/1/32                       1,171,380
          1,000,000                  Massachusetts Port Authority, 5.0%, 7/1/33                       1,169,210

The accompanying notes are an integral part of these financial statements.

20 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     Massachusetts -- (continued)
          7,000,000                  Massachusetts School Building Authority,
                                     5.0%, 8/15/29                                              $     8,368,850
          3,975,000                  Massachusetts State College Building Authority,
                                     5.0%, 5/1/28 (ST INTERCEPT Insured)                              4,650,034
          2,420,000                  Massachusetts Water Resources Authority,
                                     5.25%, 8/1/36 (AGM Insured)                                      3,242,679
          5,000,000                  Town of Braintree Massachusetts, 5.0%, 5/15/25 (f)               6,299,350
          2,000,000                  Town of Chatham Massachusetts, 3.5%, 6/15/37 (f)                 2,049,900
          1,875,000                  Town of Lexington Massachusetts, 4.0%, 2/15/21 (f)               2,124,338
          1,535,000                  Town of Plymouth Massachusetts, 3.375%, 5/1/32 (f)               1,607,007
          1,265,000                  Town of Plymouth Massachusetts, 3.5%, 5/1/35 (f)                 1,316,587
          1,590,000                  Town of Reading Massachusetts, 3.0%, 4/15/20 (f)                 1,705,021
          1,385,000                  Town of Reading Massachusetts, 3.0%, 4/15/22 (f)                 1,510,453
          1,625,000                  Town of Reading Massachusetts, 3.0%, 4/15/23 (f)                 1,779,066
          4,000,000                  Town of Wellesley Massachusetts, 4.0%, 6/1/45 (f)                4,248,280
          4,500,000                  Town of Wilmington Massachusetts, 4.0%, 3/15/37 (f)              4,713,930
          2,500,000                  University of Massachusetts Building Authority,
                                     5.0%, 11/1/39                                                    2,885,875
          4,160,000                  Woods Hole Marthas Vineyard & Nantucket
                                     Steamship Authority, 4.0%, 3/1/28 (ST GTD Insured)               4,690,109
                                                                                                ---------------
                                                                                                $   166,546,982
---------------------------------------------------------------------------------------------------------------
                                     Michigan -- 0.4%
          1,265,000                  John Tolfree Health System Corp., 6.0%, 9/15/23            $     1,266,113
          3,125,000                  Michigan Public Educational Facilities Authority,
                                     Ltd Oblig-David Ellis-West Project, 5.875%, 6/1/37               3,134,906
                                                                                                ---------------
                                                                                                $     4,401,019
---------------------------------------------------------------------------------------------------------------
                                     Minnesota -- 0.3%
            600,000                  University of Minnesota, 4.0%, 1/1/20                      $       665,916
          1,000,000                  University of Minnesota, 4.0%, 1/1/29                            1,102,810
            860,000                  University of Minnesota, 4.0%, 1/1/30                              943,205
                                                                                                ---------------
                                                                                                $     2,711,931
---------------------------------------------------------------------------------------------------------------
                                     Mississippi -- 0.3%
          2,750,000                  County of Warren Mississippi, International Paper
                                     Co-Series A, 5.8%, 5/1/34                                  $     3,057,038
---------------------------------------------------------------------------------------------------------------
                                     Missouri -- 1.6%
          2,500,000                  Health & Educational Facilities Authority of the
                                     State of Missouri, CoxHealth Hospital, Series A,
                                     5.0%, 11/15/35                                             $     2,819,550
          4,000,000                  Health & Educational Facilities Authority of the State
                                     of Missouri, Mercy Health-Series F, 4.0%, 11/15/45               4,096,000
          2,000,000                  Missouri Development Finance Board, City of
                                     Indepenence -- Annual Appropriation Sewer System,
                                     5.25%, 11/1/42                                                   2,239,340
             75,000                  Missouri State Environmental Improvement & Energy
                                     Resources Authority, Unrefunded Balance State
                                     Revolving, 5.125%, 1/1/20                                           75,312

The accompanying notes are an integral part of these financial statements.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 21

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     Missouri -- (continued)
          5,500,000                  University of Missouri, 5.0%, 11/1/25                      $     6,896,340
                                                                                                ---------------
                                                                                                $    16,126,542
---------------------------------------------------------------------------------------------------------------
                                     New Hampshire -- 0.9%
          5,000,000                  New Hampshire Health and Education Facilities
                                     Authority Act, Southern NH Medical Center-Series A,
                                     5.0%, 10/1/32                                              $     5,276,050
          3,750,000                  New Hampshire Health and Education Facilities
                                     Authority Act, Southern NH Medical Center-Series A,
                                     5.0%, 10/1/37                                                    3,949,725
                                                                                                ---------------
                                                                                                $     9,225,775
---------------------------------------------------------------------------------------------------------------
                                     New Jersey -- 1.1%
            475,000                  New Jersey Economic Development Authority, First
                                     Mortgage-Seashore Gardens Project, 5.3%, 11/1/26           $       429,058
          3,000,000                  New Jersey Educational Facilities Authority, Princeton
                                     University-Series B, 5.0%, 7/1/39                                3,384,810
          5,115,000                  New Jersey Health Care Facilities Financing Authority,
                                     Trinitas Hospital Oblig Grp-Series A, 5.25%, 7/1/30              5,343,180
          2,000,000                  New Jersey Transportation Trust Fund Authority,
                                     Transportation System-Series A, 5.5%, 6/15/41
                                     (ST APPROP Insured)                                              2,166,060
                                                                                                ---------------
                                                                                                $    11,323,108
---------------------------------------------------------------------------------------------------------------
                                     New York -- 2.4%
          2,500,000                  Albany Industrial Development Agency, St Peters
                                     Hospital Project-Series A, 5.25%, 11/15/32                 $     2,706,675
         10,000,000                  New York Counties Tobacco Trust V, 6/1/38 (c)                    2,530,500
          5,015,000                  New York State Dormitory Authority, 5.0%, 3/15/31                5,994,530
          5,030,000                  New York State Dormitory Authority, Columbia
                                     University, 5.0%, 10/1/41                                        5,847,174
          5,515,000                  New York State Dormitory Authority, Insured-FIT
                                     Student Housing Corp., 5.25%, 7/1/24
                                     (NATL Insured)                                                   6,430,986
          1,500,000                  Port Authority of New York & New Jersey,
                                     Consolidated Ninety-Third Series, 6.125%, 6/1/94                 1,848,885
                                                                                                ---------------
                                                                                                $    25,358,750
---------------------------------------------------------------------------------------------------------------
                                     North Carolina -- 0.5%
          3,000,000                  City of Charlotte North Carolina Storm Water
                                     Revenue, 4.0%, 12/1/43                                     $     3,201,630
          2,000,000                  City of Raleigh North Carolina, 5.0%, 9/1/20 (f)                 2,341,880
                                                                                                ---------------
                                                                                                $     5,543,510
---------------------------------------------------------------------------------------------------------------
                                     North Dakota -- 0.5%
          5,000,000                  County of McLean North Dakota, Great River Energy-
                                     Series B, 5.15%, 7/1/40                                    $     5,315,900
---------------------------------------------------------------------------------------------------------------
                                     Ohio -- 3.9%
         10,000,000                  Buckeye Tobacco Settlement Financing Authority,
                                     5.75%, 6/1/34                                              $     8,720,300

The accompanying notes are an integral part of these financial statements.

22 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     Ohio -- (continued)
          6,000,000                  Buckeye Tobacco Settlement Financing Authority,
                                     6.5%, 6/1/47                                               $     5,573,160
          1,500,000                  County of Cuyahoga Ohio, Eliza Jennings Senior
                                     Care-Series A, 6.0%, 5/15/37                                     1,527,315
          1,500,000                  County of Cuyahoga Ohio, Eliza Jennings Senior
                                     Care-Series A, 6.0%, 5/15/42                                     1,526,325
            800,000                  County of Lake Ohio, 6.0%, 8/15/43                                 880,680
          4,200,000                  County of Lake Ohio, 6.0%, 8/15/43
                                     (Pre-Refunded)                                                   4,743,900
         10,000,000                  JobsOhio Beverage System, 5.0%, 1/1/38                          11,335,300
          5,000,000                  State of Ohio, Common Schools, Series B,
                                     5.0%, 6/15/29 (f)                                                5,956,350
                                                                                                ---------------
                                                                                                $    40,263,330
---------------------------------------------------------------------------------------------------------------
                                     Oklahoma -- 0.4%
          4,240,000                  McGee Creek Authority, 6.0%, 1/1/23 (NATL Insured)         $     4,670,106
---------------------------------------------------------------------------------------------------------------
                                     Oregon -- 0.6%
          3,000,000                  Deschutes & Jefferson Counties School District
                                     No. 2J Redmond Oregon, 3.0%, 6/15/32 (f)
                                     (SCH BD GTY Insured)                                       $     3,062,820
          2,000,000                  Multnomah County School District No. 40,
                                     6/15/30 (c) (f) (SCH BD GTY Insured)                             1,254,980
          2,000,000                  Multnomah County School District No. 40,
                                     6/15/31 (c) (f) (SCH BD GTY Insured)                             1,206,100
          1,715,000                  Multnomah County School District No. 40,
                                     6/15/32 (c) (f) (SCH BD GTY Insured)                               991,784
                                                                                                ---------------
                                                                                                $     6,515,684
---------------------------------------------------------------------------------------------------------------
                                     Pennsylvania -- 3.6%
             50,000                  Allentown Area Hospital Authority, Sacred Heart
                                     Hospital, 6.0%, 11/15/16 (Pre-Refunded)                    $        52,382
          5,250,000           3.50   Beaver County Industrial Development Authority,
                                     FirstEnergy Nuclear-Series B, Floating Rate Note,
                                     12/1/35                                                          5,348,122
          5,000,000                  Lehigh County Industrial Development Authority,
                                     PPL Electric Utilities Corp Project, 4.75%, 2/15/27
                                     (NATL Insured)                                                   5,006,900
          1,000,000                  Montgomery County Industrial Development
                                     Authority Pennsylvania, Foulkeways At Gwynedd
                                     Project-Series A, 5.0%, 12/1/24                                  1,014,250
          1,000,000                  Montgomery County Industrial Development
                                     Authority Pennsylvania, Foulkeways At Gwynedd
                                     Project-Series A, 5.0%, 12/1/30                                  1,013,010
          1,000,000                  Pennsylvania Higher Educational Facilities Authority,
                                     Edinboro University Foundation, 6.0%, 7/1/43                     1,078,210
         11,500,000           0.87   Pennsylvania Higher Educational Facilities Authority,
                                     Foundation Indiana University PA-Series A,
                                     Floating Rate Note, 7/1/39 (XLCA Insured)                        9,156,760
          4,750,000                  Pennsylvania Higher Educational Facilities Authority,
                                     Thomas Jefferson University, 5.0%, 9/1/39                        5,359,995

The accompanying notes are an integral part of these financial statements.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 23

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     Pennsylvania -- (continued)
          1,000,000                  Pennsylvania Higher Educational Facilities Authority,
                                     University Pptys., Inc., East Stroudsburg,
                                     5.0%, 7/1/42                                               $     1,028,780
          5,000,000                  Pennsylvania Turnpike Commission, 5.3%, 12/1/41                  5,571,050
          2,500,000                  Philadelphia Authority for Industrial Development,
                                     Children's Hospital Philadelphia Project Series A,
                                     5.0%, 7/1/42                                                     2,828,600
                                                                                                ---------------
                                                                                                $    37,458,059
---------------------------------------------------------------------------------------------------------------
                                     South Carolina -- 1.6%
          5,000,000                  County of Florence South Carolina, 4.0%,
                                     6/1/20 (f) (ST AID WITHHLDG Insured)                       $     5,576,250
          1,000,000                  SCAGO Educational Facilities Corp for Pickens
                                     School District, 3.25%, 12/1/28                                  1,012,690
          8,265,000                  South Carolina State Public Service Authority,
                                     Santee Cooper-Series D, 5.0%, 12/1/43                            9,096,376
            500,000                  State of South Carolina, 5.0%, 4/1/20 (f)                          579,165
                                                                                                ---------------
                                                                                                $    16,264,481
---------------------------------------------------------------------------------------------------------------
                                     South Dakota -- 0.0%+
             65,000                  South Dakota Conservancy District, State Revolving
                                     Fund-Series A, 5.625%, 8/1/17 (Pre-Refunded)               $        65,298
---------------------------------------------------------------------------------------------------------------
                                     Texas -- 12.4%
          7,100,000                  Central Texas Regional Mobility Authority, 1/1/25 (c)      $     5,073,092
          3,550,000                  Central Texas Regional Mobility Authority, 1/1/26 (c)            2,422,094
          3,000,000                  Central Texas Regional Mobility Authority, 1/1/27 (c)            1,963,680
          2,500,000                  Central Texas Regional Mobility Authority,
                                     6.75%, 1/1/41                                                    2,980,925
          5,000,000                  City of Pearland Texas, 4.0%, 3/1/29 (f)                         5,389,300
         11,900,000                  Dallas Area Rapid Transit, 5.0%, 12/1/33                        14,180,516
          8,285,000                  Dallas Area Rapid Transit, 5.25%, 12/1/29
                                     (AMBAC Insured)                                                 10,701,652
         10,000,000                  Dallas County Utility & Reclamation District,
                                     5.375%, 2/15/29 (f) (AMBAC Insured)                             10,403,500
          5,080,000                  Eagle Mountain & Saginaw Independent School
                                     District, 3.0%, 8/15/29 (f) (PSF-GTD Insured)                    5,168,036
          1,000,000                  Harris County Cultural Education Facilities Finance
                                     Corp., YMCA Greater Houston Area-Series,
                                     5.0%, 6/1/28                                                     1,110,080
            500,000                  Harris County Cultural Education Facilities Finance
                                     Corp., YMCA Greater Houston Area-Series,
                                     5.0%, 6/1/33                                                       544,175
          2,750,000                  Houston Higher Education Finance Corp., Rice
                                     University Project-Series A, 5.0%, 5/15/35                       3,144,488
          5,000,000                  Lubbock-Cooper Independent School District,
                                     4.0%, 2/15/49 (f) (PSF-GTD Insured)                              5,275,650
          4,000,000                  North Texas Tollway Authority, 5.0%, 1/1/30                      4,706,240
          5,000,000                  North Texas Tollway Authority, 5.0%, 1/1/35                      5,741,100
          2,000,000                  North Texas Tollway Authority, 5.0%, 1/1/38                      2,225,120

The accompanying notes are an integral part of these financial statements.

24 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     Texas -- (continued)
          7,525,000                  State of Texas, 5.0%, 4/1/29 (f)                           $     9,059,272
          4,000,000                  Texas Municipal Gas Acquisition & Supply Corp. III,
                                     5.0%, 12/15/31                                                   4,393,400
         10,410,000                  Texas Private Activity Bond Surface Transportation
                                     Corp., Senior Lien-LBJ Infrastructure, 7.0%, 6/30/40            12,629,828
          2,755,000                  Texas State Public Finance Authority Charter School
                                     Finance Corp., Education-Cosmos Foundation
                                     Inc.-Series A, 6.2%, 2/15/40                                     3,302,143
          4,500,000                  Texas Transportation Commission State Highway
                                     Fund, 5.0%, 4/1/23                                               5,505,480
          6,100,000                  The University of Texas System, 5.0%, 8/15/20                    7,128,765
          5,000,000                  The University of Texas System, 5.0%, 8/15/24                    6,239,800
                                                                                                ---------------
                                                                                                $   129,288,336
---------------------------------------------------------------------------------------------------------------
                                     Utah -- 0.6%
            500,000                  Utah State Charter School Finance Authority,
                                     North Davis Preparatory, 5.75%, 7/15/20                    $       534,270
          4,835,000                  Utah Transit Authority, 5.0%, 6/15/31                            5,874,477
                                                                                                ---------------
                                                                                                $     6,408,747
---------------------------------------------------------------------------------------------------------------
                                     Virginia -- 6.1%
         10,450,000                  County of Fairfax Virginia, 4.0%, 10/1/34 (f)
                                     (ST AID WITHHLDG Insured)                                  $    11,416,834
         14,990,000                  Tobacco Settlement Financing Corp. Virginia,
                                     5.0%, 6/1/47                                                    11,712,137
         10,000,000                  University of Virginia, 4.0%, 4/1/45                            10,652,300
          4,000,000                  University of Virginia, 5.0%, 6/1/37                             4,678,960
          5,000,000                  University of Virginia, 5.0%, 6/1/43                             5,790,000
          5,000,000                  Upper Occoquan Sewage Authority, 4.0%, 7/1/41                    5,333,900
          5,000,000                  Virginia Public School Authority, 4.0%, 8/1/25
                                     (ST AID WITHHLDG Insured)                                        5,770,150
          7,500,000                  Washington County Industrial Development
                                     Authority Virginia, Mountain States Health Alliance-
                                     Series C, 7.75%, 7/1/38                                          8,568,150
                                                                                                ---------------
                                                                                                $    63,922,431
---------------------------------------------------------------------------------------------------------------
                                     Washington -- 6.9%
         10,000,000                  FYI Properties, Washington State District Project,
                                     5.5%, 6/1/39                                               $    11,205,700
         10,000,000                  King County Housing Authority, Birch Creek Apts
                                     Project, 5.5%, 5/1/38                                           10,890,200
          3,000,000                  King County Public Hospital District No. 1,
                                     5.25%, 12/1/37 (f)                                               3,237,600
          3,000,000                  King County School District No. 411 Issaquah,
                                     4.5%, 12/1/30 (f) (SCH BD GTY Insured)                           3,428,550
          1,500,000                  Public Utility District No. 1 of Franklin County,
                                     5.0%, 9/1/38                                                     1,698,555
         10,390,000                  State of Washington, 5.0%, 7/1/30 (f)                           12,485,767
          5,000,000                  State of Washington, 5.0%, 8/1/36 (f)                            5,817,250
          6,685,000                  University of Washington, 5.0%, 6/1/28                           8,221,146

The accompanying notes are an integral part of these financial statements.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 25

---------------------------------------------------------------------------------------------------------------
                      Floating
Principal             Rate (b)
Amount ($)            (unaudited)                                                               Value
---------------------------------------------------------------------------------------------------------------
                                     Washington -- (continued)
          5,600,000                  University of Washington, 5.0%, 6/1/37
                                     (Pre-Refunded) (AMBAC Insured)                             $     5,936,616
          5,000,000                  Washington Health Care Facilities Authority,
                                     Providence Health -- Series C, 5.25%, 10/1/33
                                     (AGM Insured)                                                    5,485,200
          2,400,000                  Washington Health Care Facilities Authority, VA
                                     Mason Medical-Series A, 6.125%, 8/15/37                          2,569,968
            620,000                  Washington State Housing Finance Commission,
                                     Skyline At First Hill Project-Series A, 5.25%, 1/1/17              625,946
                                                                                                ---------------
                                                                                                $    71,602,498
---------------------------------------------------------------------------------------------------------------
                                     Wisconsin -- 0.5%
          1,430,000                  Adams-Friendship Area School District,
                                     6.5%, 4/1/16 (f) (AMBAC Insured)                           $     1,451,436
          3,000,000                  Wisconsin Health & Educational Facilities Authority,
                                     Ministry Health Care, Inc. -- Series B 5.125%,
                                     8/15/35                                                          3,319,561
                                                                                                ---------------
                                                                                                $     4,770,997
---------------------------------------------------------------------------------------------------------------
                                     TOTAL MUNICIPAL BONDS
                                     (Cost $921,780,879)                                        $   979,488,135
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Shares
---------------------------------------------------------------------------------------------------------------
                                     EXCHANGE TRADED FUND -- 2.9%
                                     DIVERSIFIED FINANCIALS -- 2.9%
                                     Other Diversified Financial Services -- 2.9%
         30,000,000                  BlackRock Liquidity Funds MuniFund Portfolio               $    30,000,000
---------------------------------------------------------------------------------------------------------------
                                     TOTAL EXCHANGE TRADED FUND
                                     (Cost $30,000,000)                                         $    30,000,000
---------------------------------------------------------------------------------------------------------------
                                     CLAIM -- 0.0%+
                                     COMMERCIAL SERVICES & SUPPLIES -- 0.0%+
                                     Research & Consulting Services -- 0.0%+
                200                  CMS Liquidating Trust*                                     $       550,050
---------------------------------------------------------------------------------------------------------------
                                     Total Commercial Services & Supplies                       $       550,050
---------------------------------------------------------------------------------------------------------------
                                     TOTAL CLAIM
                                     (Cost $640,000)                                            $       550,050
---------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENT IN SECURITIES -- 97.0%
                                     (Cost $952,420,879) (a)                                    $ 1,010,038,185
---------------------------------------------------------------------------------------------------------------
                                     OTHER ASSETS & LIABILITIES -- 3.0%                         $    31,107,687
---------------------------------------------------------------------------------------------------------------
                                     TOTAL NET ASSETS -- 100.0%                                 $ 1,041,145,872
===============================================================================================================

+    Amount rounds to less than 0.1%.

*    Non-income producing security.

The accompanying notes are an integral part of these financial statements.

26 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

(Pre-Refunded) Pre-Refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

(a) At December 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $951,791,175 was as follows:

               Aggregate gross unrealized appreciation for all investments in
                  which there is an excess of value over tax cost               $59,278,194
               Aggregate gross unrealized depreciation for all investments in
                  which there is an excess of tax cost over value                (1,031,184)
                                                                                -----------
               Net unrealized appreciation                                      $58,247,010
                                                                                ===========

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c) Security is issued with a zero coupon. Income is earned through accretion of discount.

(d)            Security is in default.

(e)            Consists of Revenue Bonds unless otherwise indicated.

(f)            Represents a General Obligation Bond.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2015 were as follows:

--------------------------------------------------------------------------------
                                                  Purchases        Sales
--------------------------------------------------------------------------------
Long-Term U.S. Government Securities              $ 87,007,083     $ 87,008,250
Other Long-Term Securities                        $322,154,378     $114,510,465

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of December 31, 2015, in valuing the Fund's investments:

----------------------------------------------------------------------------------------------
                                     Level 1          Level 2         Level 3  Total
----------------------------------------------------------------------------------------------
Municipal Bonds                      $           --   $  979,488,135  $    --  $   979,488,135
Exchange Traded Fund                     30,000,000               --       --       30,000,000
Claim                                            --          550,050       --          550,050
----------------------------------------------------------------------------------------------
Total                                $   30,000,000   $  980,038,185  $    --  $ 1,010,038,185
==============================================================================================

During the year ended December 31, 2015, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 27

Statement of Assets and Liabilities | 12/31/15

ASSETS:
  Investment in securities (cost $952,420,879)                                  $1,010,038,185
  Cash                                                                              18,220,336
  Receivables --
     Investment securities sold                                                      1,065,000
     Fund shares sold                                                                2,387,326
     Interest                                                                       11,826,109
  Due from Pioneer Investment Management, Inc.                                          54,123
  Other assets                                                                          35,983
-----------------------------------------------------------------------------------------------
        Total assets                                                            $1,043,627,062
===============================================================================================
LIABILITIES:
  Payables --
     Fund shares repurchased                                                    $    1,222,213
     Distributions                                                                   1,054,673
  Due to affiliates                                                                    114,406
  Accrued expenses                                                                      89,898
-----------------------------------------------------------------------------------------------
        Total liabilities                                                       $    2,481,190
===============================================================================================
NET ASSETS:
  Paid-in capital                                                               $1,025,199,817
  Undistributed net investment income                                                3,573,633
  Accumulated net realized loss on investments                                     (45,244,884)
  Net unrealized appreciation on investments                                        57,617,306
-----------------------------------------------------------------------------------------------
        Total net assets                                                        $1,041,145,872
===============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (Based on $709,615,951/48,589,720 shares)                             $        14.60
  Class C (Based on $54,752,287/3,780,667 shares)                               $        14.48
  Class Y (Based on $276,777,634/19,010,975 shares)                             $        14.56
MAXIMUM OFFERING PRICE:
  Class A ($14.60 (divided by) 95.5%)                                           $        15.29
===============================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Statement of Operations

For the Year Ended 12/31/15

INVESTMENT INCOME:
  Interest                                                           $ 38,803,050
-------------------------------------------------------------------------------------------------
        Total investment income                                                     $ 38,803,050
=================================================================================================
EXPENSES:
  Management fees                                                    $  4,482,744
  Transfer agent fees
     Class A                                                              183,033
     Class C                                                                3,901
     Class Y                                                                1,957
  Distribution fees
     Class A                                                            1,744,141
     Class C                                                              502,785
  Shareholder communication expense                                       540,888
  Administrative expense                                                  303,484
  Custodian fees                                                           14,365
  Registration fees                                                        85,362
  Professional fees                                                        83,841
  Printing expense                                                         38,009
  Fees and expenses of nonaffiliated Trustees                              43,265
  Miscellaneous                                                           118,065
-------------------------------------------------------------------------------------------------
     Total expenses                                                                 $  8,145,840
     Less fees waived and expenses reimbursed
        by Pioneer Investment Management, Inc.                                      $   (276,888)
-------------------------------------------------------------------------------------------------
     Net expenses                                                                   $  7,868,952
-------------------------------------------------------------------------------------------------
        Net investment income                                                       $ 30,934,098
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                                           $  1,087,526
-------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)
     on investments                                                                 $ 10,693,964
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                            $ 11,781,490
-------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                              $ 42,715,588
=================================================================================================

The accompanying notes are an integral part of these financial statements.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 29

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------
                                                                 Year                Year
                                                                 Ended               Ended
                                                                 12/31/15            12/31/14
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                     $    30,934,098     $  27,516,091
Net realized gain (loss) on investments and class actions              1,087,526        19,321,508
Change in net unrealized appreciation (depreciation)
  on investments                                                      10,693,964        53,346,370
---------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations        $    42,715,588     $ 100,183,969
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class A ($0.53 and $0.54 per share, respectively)           $   (25,534,747)    $ (26,218,236)
     Class B ($0.00 and $0.36 per share, respectively)*                       --           (43,567)
     Class C ($0.42 and $0.43 per share, respectively)                (1,463,905)       (1,236,633)
     Class Y ($0.57 and $0.58 per share, respectively)                (9,698,538)       (2,941,686)
---------------------------------------------------------------------------------------------------
        Total distributions to shareowners                       $   (36,697,190)    $ (30,440,122)
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                     $   382,567,032     $ 122,973,311
Reinvestment of distributions                                         25,155,007        23,598,257
Cost of shares repurchased                                          (216,944,808)     (117,870,871)
---------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from
        Fund share transactions                                  $   190,777,231     $  28,700,697
---------------------------------------------------------------------------------------------------
     Net increase in net assets                                  $   196,795,629     $  98,444,544
NET ASSETS:
Beginning of year                                                $   844,350,243     $ 745,905,699
---------------------------------------------------------------------------------------------------
End of year                                                      $ 1,041,145,872     $ 844,350,243
===================================================================================================
Undistributed net investment income                              $     3,573,633     $   9,342,075
===================================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

30 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

---------------------------------------------------------------------------------------------------
                                Year              Year              Year              Year
                                Ended             Ended             Ended             Ended
                                12/31/15          12/31/15          12/31/14          12/31/14
                                Shares            Amount            Shares            Amount
---------------------------------------------------------------------------------------------------
Class A
Shares sold                      4,720,633        $  68,378,870      3,894,837        $ 55,137,119
Reinvestment of distributions    1,375,171           19,866,929      1,435,854          20,338,345
Less shares repurchased         (5,746,525)         (82,804,796)    (6,061,669)        (85,464,546)
---------------------------------------------------------------------------------------------------
     Net increase (decrease)       349,279        $   5,441,003       (730,978)       $ (9,989,082)
===================================================================================================
Class B*
Shares exchanged                        --        $          --          2,460        $     34,873
Reinvestment of distributions           --                   --          2,080              29,042
Less shares repurchased                 --                   --       (146,823)         (2,076,618)
---------------------------------------------------------------------------------------------------
     Net decrease                       --        $          --       (142,283)       $ (2,012,703)
===================================================================================================
Class C
Shares sold                        953,781        $  13,697,345        997,000        $ 14,074,993
Reinvestment of distributions       81,505            1,167,507         70,611             992,444
Less shares repurchased           (575,775)          (8,231,221)      (584,153)         (8,111,620)
---------------------------------------------------------------------------------------------------
     Net increase                  459,511        $   6,633,631        483,458        $  6,955,817
===================================================================================================
Class Y
Shares sold                     20,776,039        $ 300,490,817      3,786,155        $ 53,726,326
Reinvestment of distributions      286,196            4,120,571        158,251           2,238,426
Less shares repurchased         (8,795,144)        (125,908,791)    (1,572,853)        (22,218,087)
---------------------------------------------------------------------------------------------------
     Net increase               12,267,091        $ 178,702,597      2,371,553        $ 33,746,665
===================================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 31

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------
                                                             Year         Year          Year        Year          Year
                                                             Ended        Ended         Ended       Ended         Ended
                                                             12/31/15     12/31/14      12/31/13    12/31/12      12/31/11
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  14.49     $  13.25      $  14.56    $  13.40      $  12.56
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.44(d)  $   0.49      $   0.61    $   0.61      $   0.62
   Net realized and unrealized gain (loss) on investments        0.20         1.29         (1.37)       1.09          0.82
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   0.64     $   1.78      $  (0.76)   $   1.70      $   1.44
---------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $  (0.53)    $  (0.54)     $  (0.55)   $  (0.54)     $  (0.60)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (0.53)    $  (0.54)     $  (0.55)   $  (0.54)     $  (0.60)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   0.11     $   1.24      $  (1.31)   $   1.16      $   0.84
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  14.60     $  14.49      $  13.25    $  14.56      $  13.40
===========================================================================================================================
Total return*                                                    4.51%       13.61%(b)     (5.33)%     12.87%(a)     11.73%
Ratio of net expenses to average net assets (c)                  0.82%        0.83%         0.82%       0.82%         0.82%
Ratio of net investment income (loss) to average net assets      3.08%        3.46%         4.16%       4.35%         4.77%
Portfolio turnover rate                                            21%          29%           15%         17%           14%
Net assets, end of period (in thousands)                     $709,616     $699,229      $649,007    $824,216      $767,290
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                          0.83%        0.85%         0.84%       0.83%         0.87%
   Net investment income (loss) to average net assets            3.07%        3.44%         4.14%       4.33%         4.72%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 12.64%.

(b) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2014, the total return would have been 13.53%.

(c)  Includes interest expense of 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(d) The per share data presented above is based on the average shares outstanding for the period.

The accompanying notes are an integral part of these financial statements.

32 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

----------------------------------------------------------------------------------------------------------------------
                                                             Year        Year         Year       Year         Year
                                                             Ended       Ended        Ended      Ended        Ended
                                                             12/31/15    12/31/14     12/31/13   12/31/12     12/31/11
----------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $ 14.37     $ 13.14      $ 14.44    $ 13.29      $ 12.46
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  0.33(d)  $  0.36      $  0.49    $  0.49      $  0.51
   Net realized and unrealized gain (loss) on investments       0.20        1.30        (1.35)      1.09         0.81
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  0.53     $  1.66      $ (0.86)   $  1.58      $  1.32
----------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $ (0.42)    $ (0.43)     $ (0.44)   $ (0.43)     $ (0.49)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (0.42)    $ (0.43)     $ (0.44)   $ (0.43)     $ (0.49)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  0.11     $  1.23      $ (1.30)   $  1.15      $  0.83
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 14.48     $ 14.37      $ 13.14    $ 14.44      $ 13.29
======================================================================================================================
Total return*                                                   3.74%      12.75%(b)    (6.05)%    12.03%(a)    10.84%
Ratio of net expenses to average net assets (c)                 1.56%       1.60%        1.59%      1.58%        1.61%
Ratio of net investment income (loss) to average net assets     2.33%       2.69%        3.39%      3.58%        3.98%
Portfolio turnover rate                                           21%         29%          15%        17%          14%
Net assets, end of period (in thousands)                     $54,752     $47,734      $37,291    $45,106      $37,834
======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 11.87%.

(b) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2014, the total return would have been 12.67%.

(c)  Includes interest expense of 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(d) The per share data presented above is based on the average shares outstanding for the period.

The accompanying notes are an integral part of these financial statements.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 33

-----------------------------------------------------------------------------------------------------------------------
                                                             Year         Year         Year       Year         Year
                                                             Ended        Ended        Ended      Ended        Ended
                                                             12/31/15     12/31/14     12/31/13   12/31/12     12/31/11
-----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  14.44     $ 13.21      $ 14.52    $ 13.37      $ 12.53
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.48(d)  $  0.46      $  0.68    $  0.63      $  0.67
   Net realized and unrealized gain (loss) on investments        0.21        1.35        (1.41)      1.10         0.80
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   0.69     $  1.81      $ (0.73)   $  1.73      $  1.47
-----------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $  (0.57)    $ (0.58)     $ (0.58)   $ (0.58)     $ (0.63)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (0.57)    $ (0.58)     $ (0.58)   $ (0.58)     $ (0.63)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   0.12     $  1.23      $ (1.31)   $  1.15      $  0.84
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  14.56     $ 14.44      $ 13.21    $ 14.52      $ 13.37
=======================================================================================================================
Total return*                                                    4.86%      13.86%(b)    (5.10)%    13.12%(a)    12.04%
Ratio of net expenses to average net assets (c)                  0.55%       0.56%        0.55%      0.55%        0.55%
Ratio of net investment income (loss) to average net assets      3.34%       3.70%        4.41%      4.60%        5.04%
Portfolio turnover rate                                            21%         29%          15%        17%          14%
Net assets, end of period (in thousands)                     $276,778     $97,387      $57,739    $86,296      $65,896
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                          0.64%       0.65%        0.67%      0.58%        0.57%
   Net investment income (loss) to average net assets            3.25%       3.61%        4.29%      4.57%        5.02%
=======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(a) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 12.85%.

(b) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2014, the total return would have been 13.78%.

(c)  Includes interest expense of 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(d) The per share data presented above is based on the average shares outstanding for the period.

The accompanying notes are an integral part of these financial statements.

34 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Notes to Financial Statements | 12/31/15

1. Organization and Significant Accounting Policies

Pioneer AMT-Free Municipal Fund (the Fund) is one of two series comprising Pioneer Series Trust II, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income tax as is consistent with the relative stability of capital.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 35

     Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Valuations may be supplemented by dealers and other sources, as required. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service.

     Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value. Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At December 31, 2015, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services or broker-dealers).

36 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

B.   Investment Income and Transactions

     Discount and premium on purchase prices of debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis over the life of the respective security with a corresponding increase or decrease in the cost basis of the security. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2015, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2015, the Fund reclassified $5,350 to decrease undistributed net investment income, $3,076,964 to decrease accumulated net realized loss on investments and $3,071,614 to decrease paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets, or the results of operations.

     At December 31, 2015, the Fund had a net capital loss carryforward of $45,244,884, of which, the following amounts will expire between 2016 and 2017 if not utilized: $31,743,687 in 2016 and $13,501,197 in 2017. Included
     in this amount is $41,337,301 of capital losses which, as a result of the reorganization with Pioneer Tax Free Income Fund on March 5, 2010 may be subject to limitations imposed by the Internal Revenue Code. Since unlimited losses are required to be used first, loss carryforwards that are subject to expiration may be more likely to expire unused.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 37

     During the year ended December 31, 2015, a capital loss carryforward of $1,092,876 was utilized to offset net realized gains by the fund.

     The tax character of distributions paid during the years ended December 31, 2015 and December 31, 2014 were as follows:

     ---------------------------------------------------------------------------
                                                        2015                2014
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                          $      312,500       $   2,038,786
     Tax-exempt income                            36,384,690          28,401,336
     ---------------------------------------------------------------------------
          Total                               $   36,697,190       $  30,440,122
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2015:

     ---------------------------------------------------------------------------
                                                                           2015
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed tax-exempt income                               $  2,943,929
     Capital loss carryforward                                      (45,244,884)
     Net unrealized appreciation                                     58,247,010
     ---------------------------------------------------------------------------
           Total                                                   $ 15,946,055
     ===========================================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $48,385 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2015.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
     Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent, for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

38 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

F.   Risks

     The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to down-grades or defaults during recessions or similar periods of economic stress. In recent periods, an increasing number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. To the extent the Fund invests significantly in a single state, including California, Massachusetts and Texas, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 39

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million of the Fund's average daily net assets; and 0.40% of the Fund's average daily net assets over $750 million. For the year ended December 31, 2015, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.45% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 0.82%, 1.72% and 0.55% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. Fees waived and expenses reimbursed during the year ended December 31, 2015 are reflected on the Statement of Operations. These expense limitations are in effect through May 1, 2017 for Class A and Class Y shares and were in effect through May 1, 2015 for Class C shares. There can be no assurance that PIM will extend the expense limit agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $22,535 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2015.

3. Transfer Agent

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

Effective November 2, 2015, Boston Financial Data Services serves as the transfer agent to the fund at negotiated rates.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2015, such out-of-pocket expenses by class of shares were as follows:

40 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------

 Class A                                                             $   221,177
 Class C                                                                  17,692
 Class Y                                                                 302,019
--------------------------------------------------------------------------------
   Total                                                             $   540,888
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $79,191 in transfer agent fees and out-of-pocket reimbursements payable to the transfer agent at December 31, 2015.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $12,680 in distribution fees payable to PFD at December 31, 2015.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSC are paid to PFD. For the year ended December 31, 2015, CDSC in the amount of $5,037 were paid to PFD.

5. Expense Offset Arrangements

The Fund entered into certain expense offset arrangements with PIMSS. For the year ended December 31, 2015, the Fund's expenses were not reduced under such arrangements.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 41

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until June 9, 2015 was in the amount of $215 million. As of June 9, 2015, the facility is in the amount of $240 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.85% on an annualized basis, or the alternate base rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the federal funds rate on the borrowing date and (c) 2% plus the overnight eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in the credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement.

For the year ended December 31, 2015, the average daily amount of borrowings outstanding during the period was $9,250,000. The related weighted average annualized interest rate for the period was 0.98%, and the total interest expense on such borrowings was $1,511, which is included in miscellaneous expense, located on the Statement of Operations. As of December 31, 2015, there were no borrowings outstanding.

7. Conversion of Class B Shares

As of the close of business on November 10, 2014, all outstanding Class B shares of the Fund were converted to Class A shares.

42 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Series Trust II and Shareowners of
Pioneer AMT-Free Municipal Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer AMT-Free Municipal Fund (the "Fund") (one of the funds constituting Pioneer Series Trust II), as of December 31, 2015, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended December 31, 2013, 2012, and 2011 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 25, 2014.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer AMT-Free Municipal Fund as of December 31, 2015, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 23, 2016

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 43

Additional Information (unaudited)

Pioneer Investment Management, Inc. (the "Adviser"), each fund's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On November 11, 2015, UniCredit announced that it signed a binding master agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction, as previously announced by UniCredit, will establish a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including PIM. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The closing of the Transaction is expected to happen in 2016, subject to certain regulatory and other approvals.

Under the Investment Company Act of 1940, completion of the Transaction will cause each fund's current investment advisory agreement with PIM to terminate. Accordingly, each fund's Board of Trustees will be asked to approve a new investment advisory agreement. If approved by the Board, each fund's new investment advisory agreement will be submitted to the shareholders of the fund for their approval.

Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund's ordinary income distributions derived from qualified interest income was 101.4%.

44 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer AMT-Free Municipal Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2015 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2015 and July 2015. Supplemental contract review materials were provided to the Trustees in September 2015. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2015, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2015, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2015.

At a meeting held on September 15, 2015, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In approving the renewal of the investment advisory agreement, the Trustees

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 45 considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees' regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a

46 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners.

The Trustees considered that the Fund's management fee for the most recent fiscal year was in the fourth quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's management fee was approximately three basis points higher than the median management fee paid by other funds in its Morningstar peer group. The Trustees considered that the expense ratio of the Fund's Class A shares for the most recent fiscal year was in the fourth quintile relative to its Morningstar peer group and in the third quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. The Trustees considered that the Fund's expense ratio was approximately four basis points higher than the median expense ratio paid by other funds in its Morningstar peer group. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund, and noted the impact of expenses relating to small accounts and omnibus accounts on transfer and sub-transfer agency expenses generally. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 47 activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business.

48 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 49

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

50 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                              Other Directorships
Position Held With the Fund Length of Service      Principal Occupation                                     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (65)        Trustee since 2006.    Private investor (2004 - 2008 and 2013 - present);       Director, Broadridge
Chairman of the Board       Serves until a         Chairman (2008 - 2013) and Chief Executive Officer       Financial Solutions,
and Trustee                 successor trustee      (2008 - 2012), Quadriserv, Inc. (technology              Inc. (investor
                            is elected or          products for securities lending industry); and           communications and
                            earlier retirement     Senior Executive Vice President, The Bank of New         securities processing
                            or removal.            York (financial and securities services) (1986 -         provider for financial
                                                   2004)                                                    services industry) (2009
                                                                                                            - present); Director,
                                                                                                            Quadriserv, Inc. (2005 -
                                                                                                            2013); and Commissioner,
                                                                                                            New Jersey State Civil
                                                                                                            Service Commission (2011
                                                                                                            - present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (72)          Trustee since 2005.    Managing Partner, Federal City Capital Advisors          Director of New York
Trustee                     Serves until a         (corporate advisory services company) (1997 - 2004       Mortgage Trust (publicly
                            successor trustee      and 2008 - present); Interim Chief Executive             -traded mortgage REIT)
                            is elected or          Officer, Oxford Analytica, Inc. (privately-held          (2004 - 2009, 2012 -
                            earlier retirement     research and consulting company) (2010); Executive       present); Director of
                            or removal.            Vice President and Chief Financial Officer,              The Swiss Helvetia Fund,
                                                   I-trax, Inc. (publicly traded health care services       Inc. (closed- end fund)
                                                   company) (2004 - 2007); and Executive Vice                (2010 - present);
                                                   President and Chief Financial Officer, Pedestal          Director of Oxford
                                                   Inc. (internet-based mortgage trading company)           Analytica, Inc. (2008 -
                                                   (2000 - 2002); Private consultant (1995-1997),           present); and Director
                                                   Managing Director, Lehman Brothers (investment           of Enterprise Community
                                                   banking firm) (1992-1995); and Executive, The World      Investment, Inc.
                                                   Bank (1979-1992)                                         (privately-held
                                                                                                            affordable housing
                                                                                                            finance company) (1985 -
                                                                                                            2010)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman        Trustee since 2008.    William Joseph Maier Professor of Political              Trustee, Mellon
(71)                        Serves until a         Economy, Harvard University (1972 - present)             Institutional Funds
Trustee                     successor trustee                                                               Investment Trust and
                            is elected or                                                                   Mellon Institutional
                            earlier retirement                                                              Funds Master Portfolio
                            or removal.                                                                     (oversaw 17 portfolios
                                                                                                            in fund complex) (1989-
                                                                                                            2008)
------------------------------------------------------------------------------------------------------------------------------------

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 51

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                              Other Directorships
Position Held With the Fund Length of Service      Principal Occupation                                     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham        Trustee since 2004.    Founding Director, Vice President and Corporate          None
(68)                        Serves until a         Secretary, The Winthrop Group, Inc. (consulting
Trustee                     successor trustee      firm) (1982 - present); Desautels Faculty of
                            is elected or          Management, McGill University (1999 - present); and
                            earlier retirement     Manager of Research Operations and Organizational
                            or removal.            Learning, Xerox PARC, Xerox's advance research
                                                   center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (67)    Trustee since 2004.    President and Chief Executive Officer, Newbury,          Director of New America
Trustee                     Serves until a         Piret & Company, Inc. (investment banking firm)          High Income Fund, Inc.
                            successor trustee      (1981 - present)                                         (closed-end investment
                            is elected or                                                                   company) (2004 -
                            earlier retirement                                                              present); and Member,
                            or removal.                                                                     Board of Governors,
                                                                                                            Investment Company
                                                                                                            Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (68)      Trustee since 2014.    Consultant (investment company services) (2012 -         None
Trustee                     Serves until a         present); Executive Vice President, BNY Mellon
                            successor trustee      (financial and investment company services) (1969 -
                            is elected or          2012); Director, BNY International Financing Corp.
                            earlier retirement     (financial services) (2002 - 2012); and Director,
                            or removal.            Mellon Overseas Investment Corp. (financial
                                                   services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

52 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Interested Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                              Other Directorships
Position Held With the Fund Length of Service      Principal Occupation                                     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (57)*     Trustee since 2014.    Director and Executive Vice President (since 2008) and   None
Trustee                     Serves until a         Chief Investment Officer, U.S. (since 2010) of PIM-USA;
                            successor trustee is   Executive Vice President of Pioneer (since 2008);
                            elected or earlier     Executive Vice President of Pioneer Institutional Asset
                            retirement or          Management, Inc. (since 2009); and Portfolio Manager of
                            removal.               Pioneer (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Fund's investment adviser and certain of its affiliates.

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 53

Advisory Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                              Other Directorships
Position Held With the Fund Length of Service      Principal Occupation                                     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lorraine Monchak (59)**     Advisory Trustee       Chief Investment Officer, 1199 SEIU Funds                Trustee of Pioneer
Advisory Trustee            since 2014.            (healthcare workers union pension funds) (2001 -         closed-end investment
                                                   present); Vice President - International                 companies (5 portfolios)
                                                   Investments Group, American International Group,         (Sept. 2015 - present)
                                                   Inc. (insurance company) (1993 - 2001); Vice
                                                   President Corporate Finance and Treasury Group,
                                                   Citibank, N.A.(1980 - 1986 and 1990 - 1993); Vice
                                                   President - Asset/Liability Management Group,
                                                   Federal Farm Funding Corporation
                                                   (government-sponsored issuer of debt securities)
                                                   (1988 - 1990); Mortgage Strategies Group, Shearson
                                                   Lehman Hutton, Inc. (investment bank) (1987 -
                                                   1988); and Mortgage Strategies Group, Drexel
                                                   Burnham Lambert, Ltd. (investment bank) (1986 -
                                                   1987)
------------------------------------------------------------------------------------------------------------------------------------

**   Ms. Monchak is a non-voting advisory trustee.

54 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                              Other Directorships
Position Held With the Fund Length of Service      Principal Occupation                                     Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (53)          Since 2014. Serves     Chair, Director, CEO and President of Pioneer            Trustee of Pioneer
President and Chief         at the discretion      Investment Management-USA (since September 2014);        closed-end investment
Executive Officer           of the Board.          Chair, Director, CEO and President of Pioneer            companies (5 portfolios)
                                                   Investment Management, Inc. (since September 2014);      (Sept. 2015 - present)
                                                   Chair, Director, CEO and President of Pioneer Funds
                                                   Distributor, Inc. (since September 2014); Chair,
                                                   Director, CEO and President of Pioneer Institutional
                                                   Asset Management, Inc. (since September 2014); and
                                                   Chair, Director, and CEO of Pioneer Investment
                                                   Management Shareholder Services, Inc. (since
                                                   September 2014); Managing Director, Morgan Stanley
                                                   Investment Management (2010 - 2013); and Director of
                                                   Institutional Business, CEO of International, Eaton
                                                   Vance Management (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley       Since 2004. Serves     Vice President and Associate General Counsel of          None
(51)                        at the discretion      Pioneer since January 2008; Secretary and Chief Legal
Secretary and Chief         of the Board.          Officer of all of the Pioneer Funds since June 2010;
Legal Officer                                      Assistant Secretary of all of the Pioneer Funds from
                                                   September 2003 to May 2010; and Vice President and
                                                   Senior Counsel of Pioneer from July 2002 to December
                                                   2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (54)      Since 2010. Serves     Fund Governance Director of Pioneer since December       None
Assistant Secretary         at the discretion      2006 and Assistant Secretary of all the Pioneer Funds
                            of the Board.          since June 2010; Manager - Fund Governance of Pioneer
                                                   from December 2003 to November 2006; and Senior
                                                   Paralegal of Pioneer from January 2000 to November
                                                   2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (53)           Since 2010. Serves     Senior Counsel of Pioneer since May 2013 and             None
Assistant Secretary         at the discretion      Assistant Secretary of all the Pioneer Funds since
                            of the Board.          June 2010; and Counsel of Pioneer from June 2007 to
                                                   May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (56)        Since 2008. Serves     Vice President - Fund Treasury of Pioneer; Treasurer     None
Treasurer and Chief         at the discretion      of all of the Pioneer Funds since March 2008; Deputy
Financial and               of the Board.          Treasurer of Pioneer from March 2004 to February
Accounting Officer                                 2008; and Assistant Treasurer of all of the Pioneer
                                                   Funds from March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------------------

                   Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15 55

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                              Other Directorships
Position Held With the Fund Length of Service      Principal Occupation                                     Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (50)       Since 2004. Serves at  Director - Fund Treasury of Pioneer; and Assistant       None
Assistant Treasurer         the discretion of the  Treasurer of all of the Pioneer Funds
                            Board.
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (57)          Since 2004. Serves at  Fund Accounting Manager - Fund Treasury of Pioneer; and  None
Assistant Treasurer         the discretion of the  Assistant Treasurer of all of the Pioneer Funds
                            Board.
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (36)       Since 2009. Serves at  Fund Administration Manager - Fund Treasury of Pioneer   None
Assistant Treasurer         the discretion of the  since November 2008; Assistant Treasurer of all of the
                            Board.                 Pioneer Funds since January 2009; and Client Service
                                                   Manager - Institutional Investor Services at State
                                                   Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (63)        Since 2010. Serves at  Chief Compliance Officer of Pioneer and of all the       None
Chief Compliance Officer    the discretion of the  Pioneer Funds since March 2010; Chief Compliance Officer
                            Board.                 of Pioneer Institutional Asset Management, Inc. since
                                                   January 2012; Chief Compliance Officer of Vanderbilt
                                                   Capital Advisors, LLC since July 2012: Director of
                                                   Adviser and Portfolio Compliance at Pioneer since
                                                   October 2005; and Senior Compliance Officer for Columbia
                                                   Management Advisers, Inc. from October 2003 to October
                                                   2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (44)        Since 2006. Serves at  Director - Transfer Agency Compliance of Pioneer and     None
Anti-Money                  the discretion of the  Anti-Money Laundering Officer of all the Pioneer Funds
Laundering Officer          Board.                 since 2006
------------------------------------------------------------------------------------------------------------------------------------

56 Pioneer AMT-Free Municipal Fund | Annual Report | 12/31/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Pioneer Funds
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2016 Pioneer Investments 18644-10-0216

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $37,471 payable to Deloitte & Touche LLP for the year ended
December 31, 2015 and $33,212 for the year ended December 31, 2014.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2015 or 2014.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The tax fees for the Trust were $5,600
payable to Deloitte & Touche LLP for the year ended
December 31, 2015 and $5,600 for the year ended December 31, 2014.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2015 or 2014.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended December 31 2015 and 2014, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Trust were $5,600 payable to Deloitte & Touche LLP for the year ended
December 31, 2015 and $5,600 for the year ended December 31, 2014.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date February 29, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date February 29, 2016


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date February 29, 2016

* Print the name and title of each signing officer under his or her signature.